RESTRICTED NET ASSETS (Details Narrative) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2023
Receivables [Abstract]
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund		10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)		50.00%
Amount of appropriations to statutory reserve, enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
Share of restricted net assets of consolidated subsidiaries		¥ 0
Threshold percentage		25.00%